Note 7 - General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
7.
GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not
directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2020	2019
Corporate administration	$5,012	$5,202
Salaries and benefits	11,271	13,797
Audit, legal and professional fees	5,353	4,943
Filing and listing fees	499	429
Directors fees and expenses	842	793
Depreciation	1,878	1,636
	$24,855	$26,800